Note 4 - Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans, total	$ 923,213	$ 609,140
Commercial And Industrial [Member]
Loans, total	101,346	60,630
Real Estate Construction Porfolio Segment [Member]
Loans, total	47,017	23,709
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	318,157	270,830
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	437,947	249,490
Consumer Portfolio Segment [Member]
Loans, total	18,746	4,481
Pass [Member]
Loans, total	897,759	591,706
Pass [Member] | Commercial And Industrial [Member]
Loans, total	95,621	58,539
Pass [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total	46,995	23,541
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	312,176	264,481
Pass [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	424,225	240,678
Pass [Member] | Consumer Portfolio Segment [Member]
Loans, total	18,742	4,467
Special Mention [Member]
Loans, total	11,829	5,657
Special Mention [Member] | Commercial And Industrial [Member]
Loans, total	1,942	663
Special Mention [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total		144
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	723	428
Special Mention [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	9,164	4,422
Substandard [Member]
Loans, total	13,625	11,777
Substandard [Member] | Commercial And Industrial [Member]
Loans, total	3,783	1,428
Substandard [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total	22	24
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total	5,258	5,921
Substandard [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total	4,558	4,390
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans, total	4	$ 14
Doubtful [Member]
Loans, total
Doubtful [Member] | Commercial And Industrial [Member]
Loans, total
Doubtful [Member] | Real Estate Construction Porfolio Segment [Member]
Loans, total
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, total
Doubtful [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, total